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                       SUPPLEMENT DATED JULY 14, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective July 1, 2006, GE Private Asset Management, Inc. ("GEPAM") changed its name to Genworth Financial Asset Management, Inc. ("GFAM"). All references throughout your prospectus are changed accordingly.